Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management
Schedule of carrying amounts and fair values of financial assets and financial liabilities

The table excludes fair value information for financial assets and financial liabilities that are not measured at fair value, provided that the carrying amount is a reasonable approximation of fair value.

			December 31, 2025
Financial assets	Note	Level	Fair value	Carrying amount
Derivative financial instruments	14	2	190	190
Short-term financial investments	5	2	35,574	35,574

Financial liabilities
Derivative financial instruments	14	2	(512)	(512)
Loans and borrowings	10	2	(121,935)	(122,628)

			December 31, 2024
Financial assets	Note	Level	Fair value	Carrying amount
Derivative financial instruments	14	2	723	723
Short-term financial investments	5	2	47,913	47,913

Financial liabilities
Derivative financial instruments	14	2	(2,370)	(2,370)
Loans and borrowings	10	2	(136,608)	(138,735)

Schedule of foreign currency risk

The exposure to significant exchange rate fluctuations is detailed as follows:

	December 31, 2025
	US$	Other currencies
Accounts receivable	4,156	538
Trade and other payables	(282)	-
Derivatives	(514)	-
Loans and borrowings	(34,832)	-
Net exposure	(31,472)	538

	December 31, 2024
	US$	Other currencies
Accounts receivable	6,676	1,384
Restricted cash - escrow account	-	4,247
Derivatives	(2,370)	-
Loans and borrowings	(27,043)	-
Accounts payable for business acquired	-	(4,265)
Net exposure	(22,737)	1,366

Schedule of sensitivity analysis of non-derivative financial instruments
	December 31, 2025		December 31, 2024
	CDI	SOFR	CDI	SOFR
Short-term financial investments	9,639	-	31,758	-
Loans and borrowings	(32,498)	(58,939)	(35,195)	(80,454)
Accounts payable for business acquired	(5,046)	-	(5,490)	-
Derivatives (interest rate swap)	-	9,120	-	16,746
Net exposure	(27,905)	(49,819)	(8,927)	(63,708)

Schedule of cash flow hedge

The schedule of cash flow hedge involving the Group´s forecasted revenues as of December 31, 2025, is presented below:

Hedging instrument	Hedged transaction	Nature of the risk	Maturity date	US$	R$
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly revenues	Foreign Currency – R$ versus US$ Spot Rate
Export credit note			2022 to 2026	9,000	49,516
Advance on foreign exchange contract			2026	25,000	137,545
Total amounts designated as of December 31, 2025				34,000	187,061

Schedule of reconciliation of exports designated at fair value through other comprehensive income

The rollforward of the amount of exchange variations accumulated in other comprehensive income, resulting from realized and forecasted revenues, is presented below:

	December 31, 2024	Effective portion of changes in fair value recognized in other comprehensive income	Reclassified to the statements of profit or loss	Tax effect	December 31, 2025
Export credit note	(3,132)	2,019	976	(1,035)	(1,172)
Advance on foreign exchange contract	(934)	785	439	(423)	(133)
Total	(4,066)	2,804	1,415	(1,458)	(1,305)

	January 1, 2024	Effective portion of changes in fair value recognized in other comprehensive income	Reclassified to the statements of profit or loss	Tax effect	December 31, 2024
Export credit note	(442)	(4,905)	888	1,327	(3,132)
Advance on foreign exchange contract	(60)	(1,305)	-	431	(934)
Total	(502)	(6,210)	888	1,758	(4,066)

Schedule of maximum credit risk exposure

The carrying amount of financial assets represents the maximum credit exposure. The maximum credit risk exposure on the date of the consolidated financial statements is:

	Note	December 31, 2025	December 31, 2024
Cash and cash equivalents	5	47,864	56,621
Accounts receivable and contract assets	12	131,548	115,973
Derivatives	14	190	723
Other assets (current and non-current)		7,541	8,286
Total		187,143	181,603

Schedule of exposure to credit risk for trade receivables, contract assets and other receivables by country

As of 31 December 2025, the exposure to credit risk for accounts receivable, contract assets and other assets by country was as follows:

	December 31, 2025	December 31, 2024
Brazil	79,310	41,319
United States of America	48,785	68,427
Other countries	10,994	14,513
Total	139,089	124,259

Schedule of remaining contractual maturities of financial liabilities
		December 31, 2025
	Note	Carrying amount	Contractual cash flow	6 months or less	6-12 months	1-2 years	2-5 Years
Financial liabilities
Trade and other payables		5,192	5,192	5,192	-	-	-
Loans and borrowings	10	122,628	136,532	44,633	20,410	45,792	25,697
Lease liabilities	11	8,303	9,597	2,342	1,806	3,120	2,329
Accounts payable for business acquired	12	5,233	6,343	64	1,387	4,892	-
Contract liability		4,021	4,021	4,021	-	-	-
Other liabilities (current and non-current)		5,187	5,187	3,004	29	58	2,096
Derivatives	14	512	512	512	-	-	-
Total		151,076	167,384	59,768	23,632	53,862	30,122

		December 31, 2024
	Note	Carrying amount	Contractual cash flow	6 months or less	6-12 months	1-2 years	2-5 Years
Financial liabilities
Trade and other payables		4,803	4,803	4,803	-	-	-
Loans and borrowings	10	138,735	161,076	15,714	40,168	46,012	59,182
Lease liabilities	11	9,495	10,443	2,425	1,984	3,297	2,737
Accounts payable for business acquired	12	9,911	10,081	4,938	1,489	1,713	1,941
Contract liability		6,766	6,766	6,766	-	-	-
Other liabilities (current and non-current)		5,586	5,586	3,763	-	47	1,776
Derivatives	14	2,370	2,370	2,370	-	-	-
Total		177,666	201,125	40,779	43,641	51,069	65,636

Foreign currency risk
Financial risk management
Schedule of sensitivity analysis of non-derivative financial instruments
	US$ exposure
	Exchange rate	December 31, 2025
Assets (liabilities) net exposure	5.5024	(31,472)

Effects on profit or loss

Reasonably possible scenario -0.04%	5.5003	12
Exchange rate depreciation -9%	5.0072	2,832
Exchange rate depreciation -29%	3.9067	9,127
Exchange rate appreciation +9%	5.9976	(2,832)
Exchange rate appreciation +29%	7.0981	(9,127)

Interest rate risk [member]
Financial risk management
Schedule of sensitivity analysis of non-derivative financial instruments
	CDI exposure		SOFR exposure
	Interest rate p.a.	December 31, 2025	Interest rate p.a.	December 31, 2025
Assets(liabilities) net exposure	14.90%	(27,905)	3.79%	(49,819)

Effects on profit or loss

Reasonably possible scenario -7.18% CDI	13.83%	299	-	-
Reasonably possible scenario -9.23% SOFR	-	-	3.44%	174
Interest rate decrease-13%	12.96%	541	-	-
Interest rate decrease-49%	7.60%	2,037	-	-
Interest rate increase +13%	16.84%	(541)	-	-
Interest rate increase +49%	22.20%	(2,037)	-	-